Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000255118
Account Value [Line Items]
Line Graph and Table Measure Name																									TCW Corporate Bond ETF (IGCB)
Accumulated Value	$ 10,000		$ 10,030		$ 10,214		$ 10,176		$ 10,072		$ 10,091		$ 10,278		$ 10,480		$ 10,491		$ 10,795		$ 10,873		$ 11,066			$ 11,378		$ 11,401		$ 11,794		$ 11,703		$ 11,764		$ 11,804		$ 11,819		$ 12,138		$ 12,309		$ 11,816		$ 12,372		$ 12,492		$ 12,707		$ 13,020		$ 12,905		$ 12,899		$ 12,879		$ 13,214		$ 13,281		$ 13,150		$ 12,947		$ 12,739		$ 12,860		$ 12,945		$ 13,162		$ 13,345		$ 13,310		$ 13,177		$ 13,200		$ 13,200		$ 13,169		$ 12,753		$ 12,505		$ 12,174		$ 11,535		$ 11,647		$ 11,317		$ 11,667		$ 11,310		$ 10,678		$ 10,546		$ 11,078		$ 11,021		$ 11,505		$ 11,106		$ 11,470		$ 11,530		$ 11,348		$ 11,359		$ 11,385		$ 11,319		$ 10,980		$ 10,761		$ 11,412		$ 11,945		$ 11,959		$ 11,744		$ 11,874		$ 11,530		$ 11,767		$ 11,873		$ 12,193		$ 12,421		$ 12,661		$ 12,311		$ 12,473		$ 12,198		$ 12,263		$ 12,539		$ 12,533
C000250842
Account Value [Line Items]
Line Graph and Table Measure Name																									TCW Senior Loan ETF (SLNZ)
Accumulated Value		$ 10,000		$ 10,076		$ 10,097		$ 10,068		$ 10,107		$ 10,079		$ 10,029		$ 10,050		$ 10,018		$ 9,990		$ 9,959		$ 9,908			$ 10,053		$ 10,154		$ 10,215		$ 10,236		$ 10,340		$ 10,380		$ 10,452		$ 10,503		$ 10,520		$ 10,604		$ 10,635		$ 10,675		$ 10,685		$ 10,706		$ 10,749		$ 10,760		$ 10,827		$ 10,828		$ 10,861		$ 10,928		$ 10,941		$ 10,986		$ 11,066		$ 11,067		$ 11,083		$ 11,132		$ 11,149		$ 11,145		$ 11,220		$ 11,260		$ 11,322		$ 11,330		$ 11,258		$ 11,040		$ 11,281		$ 11,428		$ 11,418		$ 11,570		$ 11,548		$ 11,605		$ 11,699		$ 11,673		$ 11,718		$ 11,691		$ 11,755		$ 11,867		$ 11,920		$ 11,813		$ 10,828		$ 11,210		$ 11,534		$ 11,590		$ 11,770		$ 11,891		$ 11,936		$ 11,919		$ 12,122		$ 12,258		$ 12,366		$ 12,406		$ 12,400		$ 12,457		$ 12,502		$ 12,522		$ 12,505		$ 12,563		$ 12,634		$ 12,643		$ 12,614		$ 12,689	$ 12,689	$ 12,623	$ 12,599	$ 12,613	$ 12,308	$ 12,018	$ 12,242	$ 12,411	$ 12,140	$ 12,199	$ 12,327	$ 12,367	$ 12,657	$ 12,713	$ 12,759	$ 12,890	$ 12,875	$ 13,106	$ 13,261	$ 13,377	$ 13,489	$ 13,502	$ 13,673	$ 13,864	$ 13,965	$ 14,086	$ 14,236	$ 14,342	$ 14,496	$ 14,552	$ 14,667	$ 14,751	$ 14,813	$ 14,920	$ 15,043	$ 15,124	$ 15,218	$ 15,255	$ 15,250
TCW Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,002		10,067		10,002		9,923		9,982		10,165		10,273		10,267		10,465		10,467		10,653			10,787		10,811		11,091		11,032		11,065		11,059		11,052		11,264		11,467		11,400		11,602		11,656		11,730		11,905		11,809		11,802		11,750		11,865		11,881		11,796		11,626		11,480		11,571		11,609		11,691		11,821		11,799		11,697		11,693		11,728		11,698		11,446		11,318		11,004		10,586		10,655		10,487		10,744		10,440		9,989		9,860		10,222		10,176		10,489		10,218		10,477		10,541		10,426		10,389		10,382		10,315		10,053		9,895		10,343		10,739		10,709		10,558		10,655		10,386		10,562		10,662		10,911		11,068		11,216		10,938		11,054		10,873		10,931		11,171		11,175
TCW Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Universal Bond Index
Accumulated Value		10,000		9,988		9,971		9,859		9,917		9,888		9,926		9,958		9,921		9,872		9,981		10,052			10,175		10,244		10,252		10,433		10,519		10,530		10,533		10,463		10,228		10,258		10,294		10,374		10,370		10,456		10,537		10,528		10,580		10,672		10,634		10,647		10,631		10,678		10,575		10,475		10,527		10,457		10,514		10,499		10,521		10,573		10,527		10,439		10,486		10,650		10,797		10,809		11,004		11,020		11,188		11,347		11,380		11,638		11,587		11,625		11,623		11,640		11,849		12,026		11,791		12,028		12,140		12,241		12,456		12,384		12,362		12,318		12,479		12,522		12,443		12,282		12,139		12,242		12,288		12,378		12,502		12,494		12,387		12,377		12,392		12,384	12,112	11,947	11,626	11,193	11,254	11,029	11,307	11,013	10,538	10,423	10,811	10,775	11,109	10,836	11,090	11,158	11,042	11,025	11,036	10,970	10,708	10,547	11,022	11,440	11,412	11,276	11,386	11,120	11,305	11,408	11,667	11,839	12,001	11,728	11,852	11,673	11,743	11,986	11,983
TCW Index: BBG U.S. Corporate Investment Grade Index
Account Value [Line Items]
Line Graph and Table Measure Name																									BBG U.S. Corporate Investment Grade Index
Accumulated Value	$ 10,000		$ 10,083		$ 10,133		$ 10,097		$ 9,949		$ 9,933		$ 10,079		$ 10,316		$ 10,338		$ 10,597		$ 10,655		$ 10,807			$ 11,072		$ 11,134		$ 11,484		$ 11,409		$ 11,478		$ 11,507		$ 11,544		$ 11,815		$ 11,973		$ 11,125		$ 11,708		$ 11,891		$ 12,124		$ 12,518		$ 12,346		$ 12,310		$ 12,288		$ 12,630		$ 12,685		$ 12,523		$ 12,307		$ 12,096		$ 12,230		$ 12,324		$ 12,525		$ 12,696		$ 12,658		$ 12,525		$ 12,556		$ 12,563		$ 12,553		$ 12,131		$ 11,888		$ 11,588		$ 10,955		$ 11,057		$ 10,747		$ 11,095		$ 10,770		$ 10,204		$ 10,098		$ 10,621		$ 10,575		$ 10,998		$ 10,649		$ 10,945		$ 11,029		$ 10,869		$ 10,914		$ 10,951		$ 10,866		$ 10,576		$ 10,378		$ 10,999		$ 11,476		$ 11,456		$ 11,284		$ 11,430		$ 11,139		$ 11,347		$ 11,420		$ 11,692		$ 11,876		$ 12,086		$ 11,793		$ 11,951		$ 11,719		$ 11,784		$ 12,024		$ 11,990
TCW Index: Morningstar LSTA Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Morningstar LSTA Leveraged Loan Index
Accumulated Value		$ 10,000		$ 10,092		$ 10,111		$ 10,069		$ 10,068		$ 9,998		$ 9,933		$ 9,915		$ 9,828		$ 9,724		$ 9,661		$ 9,610			$ 9,875		$ 10,071		$ 10,161		$ 10,163		$ 10,308		$ 10,386		$ 10,475		$ 10,562		$ 10,590		$ 10,712		$ 10,772		$ 10,826		$ 10,835		$ 10,882		$ 10,922		$ 10,917		$ 10,992		$ 10,988		$ 11,031		$ 11,097		$ 11,109		$ 11,153		$ 11,261		$ 11,283		$ 11,315		$ 11,362		$ 11,381		$ 11,394		$ 11,478		$ 11,524		$ 11,603		$ 11,600		$ 11,495		$ 11,203		$ 11,488		$ 11,671		$ 11,650		$ 11,843		$ 11,817		$ 11,846		$ 11,941		$ 11,908		$ 11,964		$ 11,910		$ 11,980		$ 12,171		$ 12,239		$ 12,077		$ 10,583		$ 11,060		$ 11,479		$ 11,610		$ 11,837		$ 12,014		$ 12,090		$ 12,115		$ 12,384		$ 12,551		$ 12,700		$ 12,775		$ 12,775		$ 12,840		$ 12,915		$ 12,963		$ 12,961		$ 13,023		$ 13,106		$ 13,141		$ 13,120		$ 13,204	$ 13,252	$ 13,184	$ 13,190	$ 13,219	$ 12,881	$ 12,602	$ 12,870	$ 13,065	$ 12,767	$ 12,894	$ 13,049	$ 13,102	$ 13,452	$ 13,529	$ 13,525	$ 13,667	$ 13,642	$ 13,951	$ 14,130	$ 14,296	$ 14,434	$ 14,431	$ 14,607	$ 14,848	$ 14,948	$ 15,084	$ 15,212	$ 15,304	$ 15,447	$ 15,501	$ 15,607	$ 15,706	$ 15,818	$ 15,954	$ 16,086	$ 16,177	$ 16,289	$ 16,306	$ 16,255